ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2026
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other liabilities

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Payroll payable	277,988	451,776	2,895
Accrued vacation liability*	331,136	325,303	2,084
Accrued operating expenses	241,082	244,277	1,565
Asset retirement obligation	560,260	481,668	3,087
Finance lease liabilities	107,594	157,523	1,010
Consumption tax payables	418,181	392,211	2,513
Payables for purchasing long-lived assets	63,800	5,234	34
Employee reimbursement payables	11,836	9,513	61
Total	2,011,877	2,067,505	13,249

Current	1,351,874	1,389,432	8,904

Non-current	660,003	678,073	4,345

*	Accrued vacation liability represents the Company’s obligation for vested paid vacation benefits earned by employees and remaining unused.